Business Combination - Schedule of Common Stock Outstanding (Parenthetical) (Detail)	1 Months Ended		6 Months Ended
	May 31, 2023 shares	Apr. 30, 2023 shares	Jun. 30, 2023 shares		Jun. 30, 2022 shares	Mar. 29, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding						54,420,964	28,800,932
Conversion of convertible preferred A stock into common stock	2,668,750
Conversion ratio for conversion of preferred stock into common stock	1.25
Exercise of share options		16,202
Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Conversion of convertible preferred A stock into common stock			2,668,750
Class A Ordinary Shares [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			80,383,133			31,240
Class B Ordinary Shares [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			9,097,671
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			89,480,804		28,687,806		28,800,932	28,187,920
Exercise of share options			47,443	[1]	499,886
Share capital [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding			89,480,804
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding						57,994,919

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. On April 26, 2023, additional stock options were exercised resulting in the issuance of 16,202 Post-Closing Apollomics Ordinary Shares.